UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05620

                    Virtus Total Return Fund Inc.

(Exact name of registrant as specified in charter)

101 Munson Street

                         Greenfield, MA 01301-9683

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

                                    Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 270-7788

Date of fiscal year end:   November 30

Date of reporting period:   May 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT

May 31, 2023
Virtus Total Return Fund Inc.

Not FDIC Insured • No Bank Guarantee • May Lose Value

FUND DISTRIBUTIONS AND MANAGED DISTRIBUTION PLAN
The Board of Directors (the “Board,” or the “Directors”) of Virtus Total Return Fund Inc. (the “Fund”) has adopted a Managed Distribution Plan (the “Plan”) which provides for the Fund to make a monthly distribution at the rate of $0.08 per share. Under the terms of the Plan, the Fund seeks to maintain a consistent distribution level that may be paid in part or in full from net investment income, realized capital gains, and a return of capital, or a combination thereof.
If the Fund estimates that it has distributed more than its income and capital gains in a particular period, a portion of your distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
You should not draw any conclusions about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Fund’s Plan.
The amounts and sources of distributions reported in the Fund’s notices issued pursuant to Section 19(a) of the Investment Company Act of 1940 are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment results during its fiscal year and may be subject to changes based on tax regulations. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell you how to report distributions for federal income tax purposes.
The Board may amend, suspend or terminate the Plan at any time, without prior notice to shareholders, if it deems such action to be in the best interest of the Fund and its shareholders.
Information on the Fund is available through the closed-end fund section on the web at
www.Virtus.com. Section 19(a) notices are posted on the website at:
https://www.virtus.com/ZTR

Virtus Total Return Fund Inc.

MESSAGE TO SHAREHOLDERS
Dear Virtus Total Return Fund Inc. Shareholder:
I am pleased to present this semiannual report, which reviews the performance of the Virtus Total Return Fund Inc. for the six months ended May 31, 2023.
This report contains commentary from the portfolio management teams at Duff & Phelps Investment Management and Newfleet Asset Management about the financial markets and the performance of the Fund’s equity and fixed income investments, respectively.
During the fiscal six-month period, the market made an initial recovery from the volatility that characterized much of 2022. But several bank failures in March, as well as contentious debt ceiling negotiations in the U.S., led to renewed volatility. For the six months ended May 31, 2023, the Fund’s net asset value (“NAV”) returned -5.22%, including $0.48 in reinvested distributions, and its market price returned -6.28%. For the same period, the Fund’s composite benchmark, which consists of 60% FTSE Developed Core Infrastructure 50/50 Index (net) (representing equities) and 40% Bloomberg U.S. Aggregate Bond Index (representing fixed income), returned -1.64%. The underlying indices returned -4.06% for equities and 2.00% for fixed income.
While markets may be unpredictable in the short term, we believe most investors are best served by focusing on the long term. Please call our customer service team at 866-270-7788 if you have questions about your account or require assistance.
Sincerely,
George R. Aylward
President, Chief Executive Officer, and Director
Virtus Total Return Fund Inc.
July 2023

Refer to the Manager’s Discussion section for your Fund’s performance. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.

VIRTUS TOTAL RETURN FUND INC.
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
May 31, 2023
About the Fund:
Virtus Total Return Fund Inc. (NYSE: ZTR) (the “Fund”) has an investment objective of capital appreciation, with current income a secondary objective. The Fund seeks to meet its objectives through a balance of equity and fixed income investments. There is no guarantee that the Fund will achieve its investment objectives.
The use of leverage currently enables the Fund to borrow at short-term rates with the expectation of investing at higher yields on its investments. As of May 31, 2023, the Fund’s leverage consisted of $207 million of borrowings made pursuant to a line of credit, which represented approximately 31% of the Fund’s total assets.
The Fund’s Board of Directors approved a Managed Distribution Plan (the “Plan”) pursuant to which the Fund makes a monthly distribution at a rate of $0.08 per share. As a result of execution on the Plan, the Fund may pay distributions in excess of the Fund’s taxable net investment income and net realized gains. During the most recent fiscal period, the Plan did not have a material impact on the Fund’s investment strategy.
Duff & Phelps Investment Management Co. (DPIM)
The equity portion of the Fund is invested globally in owners/operators of infrastructure in the communications, utility, energy, and transportation industries (also referred to as “essential services”). DPIM manages the equity portion of the Fund’s portfolio, utilizing its global infrastructure strategy that leverages the company’s in-depth fundamental research expertise in income-producing securities. The following commentary is provided by the portfolio management team at DPIM and covers the Fund’s equity portion for the fiscal six months ended May 31, 2023.
How did the equity markets perform during the Fund’s fiscal six-month period ended May 31, 2023?
Global developed market equities rose 3.92%, as measured by the MSCI World Index (net), for the first half of the 2023 fiscal year. Investors were optimistic early in the year on hopes that central banks were near the peak of their rate hike cycle and that China’s reopening would support global economic growth. Sentiment reversed in February as stronger-than-expected economic data suggested that any pause in interest rate increases might still be some way off. Investors became even gloomier in mid-March as high-profile banking failures in the U.S. and Switzerland stoked fears of a broader crisis. Equity markets bounced back in April, only to retreat again in May, as economic data remained mixed, with inflation proving sticky and increased concerns about a recession in the second half of the year.
The benchmark for the equity portion of the Fund, the FTSE Developed Core Infrastructure 50/50 Index (net), declined 4.06% in the period, significantly trailing the broader market. Transportation was the best performing sector, with European airports experiencing strong passenger volumes that were close to pre-pandemic levels. Toll road traffic was solid, with lower fuel prices removing some headwinds for vehicle usage. North American railroads were the laggard of the sector as economic concerns weighed on expectations for volume growth and train derailments brought negative headlines.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 9.

VIRTUS TOTAL RETURN FUND INC.
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
May 31, 2023
Utility stocks fell at a similar rate to the benchmark, as investors appeared to shift away from defensive stocks such as pharmaceuticals, consumer staples, and utilities. U.S. utilities traded lower despite constructive earnings results and management commentary. European utilities rose as investor concerns about a potential energy crisis were assuaged due to a warm winter across Europe. The communications sector performed poorly despite positive fundamental business conditions for wireless towers. A mix of higher interest rates and a maturing of the independent tower business model contributed to the group’s underperformance. Midstream energy stocks slid lower and appeared to decline in sympathy with falling commodity prices. While midstream companies generally have not historically taken on direct commodity price exposure, concerns over potential economic weakness appeared to weigh on the sector.
What factors affected the performance of the Fund’s equity portfolio during the fiscal six-month period?
The equity portion of the Fund, including the impact of leverage employed by the Fund, underperformed its equity benchmark for the six-month period. The portfolio declined 6.88% (before fees and expenses), while the benchmark was down 4.06%. Overall, sector allocation was negative, while stock selection was neutral. Sector allocation was hurt by an overweight position in midstream energy and communications, as well as an underweight in transportation. The portfolio’s underweight position in utilities had a negligible allocation impact. Stock selection was positive within transportation and communications, but mostly offset by negative selection in utilities and energy.
At the security level, the largest positive contributors to performance were Aena SME, Enel, and National Grid. Aena, the airport operator in Spain, was supported by signs of strong passenger traffic for the summer holiday season across Europe. Enel SpA performed well as the company demonstrated progress on a restructuring plan and benefited from lower energy prices in Europe during the winter. Like Enel, National Grid’s stock gained over the period as investor sentiment improved for European utilities due to the mild winter.
The largest detractors from performance in the portfolio were Cheniere Energy, American Tower, and NextEra Energy. Cheniere Energy’s stock fell on lower natural gas prices, despite the company reporting positive quarterly results and raising earnings guidance for the year. American Tower suffered from the unfavorable macroeconomic environment for wireless towers, even though underlying fundamentals remained strong. Management changes and communications missteps continued to weigh on NextEra during the period. However, the company remains the U.S. leader in renewable energy development, and we believe it will benefit from the clean energy transition.
Newfleet Asset Management (Newfleet)
Newfleet manages the Fund’s fixed income portfolio utilizing its multi-sector core plus strategy. The following commentary is provided by the portfolio management team at Newfleet, and it covers the Fund’s fixed income portfolio for the six months ended May 31. 2023.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 9.

VIRTUS TOTAL RETURN FUND INC.
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
May 31, 2023
How did the fixed income markets perform during the Fund’ fiscal six-month period ended May 31, 2023?
So far, 2023 has been a year of transition. Global central banks seemed to be transitioning from tightening monetary policy to pausing and assessing the tightening already in the system. China was well on its way to transitioning from its strict zero-COVID policy toward greater normalcy. The global economy was transitioning toward a slower growth trajectory, while investors expected some major economies to transition to a mild recession. The world continued to hope for a peaceful transition in Eastern Europe as well. During most of the first quarter of 2023, financial markets behaved as if most of these transitions would be orderly, or perhaps even avoided in some cases. March proved to disrupt that narrative, however, as the rapid failures of three regional banks in the U.S. and the combination of a distressed Credit Suisse with UBS caused an increase in volatility and left investor confidence shaken. Policymakers responded forcefully and rapidly, but the economic impact remained unclear. During the middle of the second quarter of 2023, the market turned its focus to the looming debt ceiling issue and negotiations in Washington.
This backdrop provided challenges for the central bankers who were tasked with returning inflation to target while maintaining financial stability. During the reporting period, policymakers continued to tighten monetary policy, with both the Federal Reserve (the Fed) and the European Central Bank (ECB) raising interest rates into the second quarter of 2023. Fed and ECB members sought to separate the inflation fight from issues affecting stability through their rhetoric, and by introducing new programs to counter banking sector concerns while using the interest rate tool to combat inflation.
Despite all the volatility during the period, financial markets demonstrated resilience, with most risk assets posting positive total returns for the six months. High yield bank loans, asset-backed securities, and corporate high yield securities generally outperformed on a total return basis, with emerging markets high yield posting the largest underperformance during the period. The inversion of the U.S. Treasury yield curve became more pronounced as the curve shifted higher on maturities of less than one year due to traders’ changing views about the monetary policy path and the looming deadline for an extension of the debt ceiling to avoid a U.S. default. An inverted yield curve occurs when the yields on longer-term investments drop below the yields on shorter-term investments with the same risk profile. During the six-month period, the yield on the one-month T-bill increased 1.23%, the yield on the one-year Treasury increased 0.46%, the yield on the five-year Treasury increased by 0.02%, the 10-year Treasury yield increased by 0.04%, and the 30-year Treasury yield moved 0.12% higher.
What factors affected the performance of the Fund’s fixed income portfolio during the fiscal six-month period?
For the fiscal six months ended May 31, 2023, the fixed income portion of the Fund, including the impact of leverage employed by the Fund, returned 4.77% (before fees and expenses), while the Bloomberg U.S. Aggregate Bond Index, which serves as the portfolio’s benchmark, returned 2.00%.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 9.

VIRTUS TOTAL RETURN FUND INC.
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
May 31, 2023
The Fund’s allocations to high yield bank loans, corporate high yield, and asset-backed securities had a positive impact on performance. Issue selection within corporate high quality and the allocation to non-agency residential mortgages over agency mortgages also positively impacted performance for the six-month period.
The Fund’s underweight to U.S. Treasury securities had a positive impact during the period.
The Fund’s allocation to emerging markets high yield, as well as issue selection within corporate high yield securities, were detractors during the period.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investment decisions. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 9.

VIRTUS TOTAL RETURN FUND INC.
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
May 31, 2023
Risk Considerations
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Management: The Fund is subject to management risk because it is an actively managed investment portfolio. Judgments by the Fund’s subadviser about the attractiveness and potential appreciation of an investment may prove to be inaccurate and may not produce the desired results.
Infrastructure: A Fund that focuses its investments in infrastructure-related companies will be more sensitive to conditions affecting their business or operations such as local economic and political conditions, regulatory changes, and environmental issues.
Foreign Investing: Investing in foreign securities subjects the Fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.
Utilities Sector Concentration: The portfolio’s investments are concentrated in the utilities sector and may present more risks than if the portfolio were broadly diversified.
Leveraged Loans: Leveraged loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Leveraged loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Asset-Backed and Mortgage-Backed Securities: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the non-repayment of underlying collateral, including losses to the Fund.
Leverage: When the Fund leverages its portfolio, the Fund may be less liquid and/or may liquidate positions at an unfavorable time, and the value of the Fund’s shares will be more volatile and sensitive to market movements.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 9.

VIRTUS TOTAL RETURN FUND INC.
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
May 31, 2023
Closed-End Funds: Closed-end funds may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses. They may also employ leverage, which may increase the impact of volatility.
No Guarantee: There is no guarantee that the Fund will meet its objective.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 9.

Virtus Total Return Fund Inc.
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
May 31, 2023
The following tables present the portfolio holdings within certain sectors or countries as a percentage of total investments at May 31, 2023.
Asset Allocations
Common Stocks		74%
Utilities	36%
Industrials	20
Energy	10
All Other Common Stocks	8
Corporate Bonds and Notes		11
Financials	3
Energy	2
Consumer Discretionary	1
All Other Corporate Bonds and Notes	5
Mortgage-Backed Securities		4
Asset-Backed Securities		4
Leveraged Loans		3
U.S. Government Securities		2
Foreign Government Securities		2
Total		100%
Country Weightings
United States	62%
Canada	9
Australia	9
Spain	7
United Kingdom	4
New Zealand	2
Switzerland	2
Other	5
Total	100%

VIRTUS TOTAL RETURN FUND INC.
KEY INVESTMENT TERMS (Unaudited)
May 31, 2023
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
European Central Bank (“ECB”)
The ECB is responsible for conducting monetary policy for the Euro zone. The ECB was established as the core of the Eurosystem and the European System of Central Banks (“ESCB”). The ESCB comprises the ECB and the National Central Banks of all 17 European Union Member States whether or not they have adopted the Euro.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The central bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
FTSE Developed Core Infrastructure 50/50 Index (net)
The FTSE Developed Core Infrastructure 50/50 Index (net) is a free float-adjusted market capitalization-weighted index that gives participants an industry-defined interpretation of infrastructure and adjusts the exposure to certain infrastructure sub-sectors. The constituent weights for the index are 50% utilities, 30% transportation including capping of 7.5% for railroads/railways and a 20% mix of other sectors including pipelines, satellites, and telecommunication towers. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI World Index (net)
The MSCI World Index (net) is a free float-adjusted market capitalization-weighted index that measures developed global market equity performance. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Risk Assets
Risk assets are those that tend to demonstrate price volatility, such as equities, high yield bonds, currencies, and commodities.

VIRTUS TOTAL RETURN FUND INC.
KEY INVESTMENT TERMS (Unaudited) (Continued)
May 31, 2023
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Yield Curve
A line that plots the interest rates, at a set point in time, of bonds having equal credit quality, but differing maturity dates. The most frequently reported yield curve compares the three-month, two-year, five-year and 30-year U.S. Treasury debt. This yield curve is used as a benchmark for other debt in the market, such as mortgage rates or bank lending rates. The curve is also used to predict changes in economic output and growth.

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—2.7%
U.S. Treasury Bonds
1.875%, 11/15/51(1)	$ 1,145	$ 754
4.000%, 11/15/52	4,050	4,163
U.S. Treasury Notes
0.125%, 8/31/23	455	449
4.125%, 1/31/25	1,390	1,378
4.125%, 11/15/32	4,990	5,175
3.375%, 5/15/33	450	440
Total U.S. Government Securities (Identified Cost $13,081)		12,359

Municipal Bonds—0.5%
California—0.1%
University of California, Regents Series B-A, Taxable 4.428%, 5/15/48	290	255
Florida—0.1%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	370	362
Idaho—0.1%
Idaho Health Facilities Authority St. Luke’s Health System Revenue Taxable 5.020%, 3/1/48	355	332
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	85	67
New York—0.1%
Metropolitan Transportation Authority Revenue Taxable Series A 5.000%, 11/15/45	530	575
	Par Value	Value

Texas—0.0%
State of Texas, Texas Transportation Commission General Obligation Taxable 3.211%, 4/1/44	$ 110	$ 90
Virginia—0.1%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	565	499
Total Municipal Bonds (Identified Cost $2,422)		2,180

Foreign Government Securities—2.5%
Bolivarian Republic of Venezuela
9.375%, 1/13/34(2)	225	19
RegS 8.250%, 10/13/24(2)(3)	610	51
RegS 7.650%, 4/21/25(2)(3)	830	69
Dominican Republic 144A 4.875%, 9/23/32(4)	1,050	879
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(3)	835	773
Federative Republic of Brazil 6.000%, 10/20/33	400	392
Hungary Government International Bond 144A 6.250%, 9/22/32(4)	450	458
Kingdom of Jordan 144A 5.850%, 7/7/30(4)	495	442
Kingdom of Morocco
144A 3.000%, 12/15/32(4)	200	157
144A 5.500%, 12/11/42(4)	295	250
See Notes to Financial Statements

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
Mongolia Government International Bond 144A 8.650%, 1/19/28(4)	$ 530	$ 523
Republic of Angola 144A 8.250%, 5/9/28(4)	665	591
Republic of Argentina 3.500%, 7/9/41(5)	1,135	291
Republic of Egypt 144A 7.600%, 3/1/29(4)	665	408
Republic of Indonesia 144A 4.350%, 1/8/27(4)	550	544
Republic of Ivory Coast 144A 6.375%, 3/3/28(4)	320	306
Republic of Panama
3.298%, 1/19/33	230	192
4.300%, 4/29/53	200	146
Republic of Philippines 3.700%, 3/1/41	710	586
Republic of Poland 4.875%, 10/4/33	325	324
Republic of Serbia 144A 6.500%, 9/26/33(4)	300	291
Republic of South Africa 5.875%, 4/20/32	335	289
Republic of Turkey
7.625%, 4/26/29	845	770
9.125%, 7/13/30	300	287
Saudi Government International Bond
144A 5.500%, 10/25/32(4)	560	591
144A 4.500%, 10/26/46(4)	335	292
State of Qatar 144A 3.750%, 4/16/30(4)	305	296
United Mexican States
3.500%, 2/12/34	400	335
6.338%, 5/4/53	755	756
Total Foreign Government Securities (Identified Cost $13,188)		11,308

	Par Value	Value

Mortgage-Backed Securities—6.2%
Agency—0.4%
Federal National Mortgage Association
Pool #FS4438 5.000%, 11/1/52	$ 898	$ 886
Pool #MA4785 5.000%, 10/1/52	897	883
		1,769

Non-Agency—5.8%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(4)(5)	223	207
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(4)	1,000	979
2015-SFR1, A 144A 3.467%, 4/17/52(4)	152	147
2015-SFR2, C 144A 4.691%, 10/17/52(4)	340	328
AMSR Trust
2021-SFR2, C 144A 1.877%, 8/17/38(4)	105	91
2021-SFR3, D 144A 2.177%, 10/17/38(4)	260	224
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(4)(5)	435	410
2019-2, A1 144A 3.347%, 4/25/49(4)(5)	161	150
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	360	360
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 6.957%, 4/15/37(4)(5)	255	247
BX Trust
2019-OC11, D 144A 3.944%, 12/9/41(4)(5)	660	559

See Notes to Financial Statements

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2022-CLS, A 144A 5.760%, 10/13/27(4)	$ 663	$ 643
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(4)(5)	104	94
2016-SH2, M2 144A 3.738%, 12/25/45(4)(5)	358	315
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(4)(5)	435	405
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(4)(5)	268	254
COLT Mortgage Loan Trust 2022-5, A1 144A 4.550%, 4/25/67(4)(5)	456	445
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(4)	400	336
2022-1, A 144A 4.744%, 6/17/55(4)(5)	449	441
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 6.087%, 5/15/36(4)(5)	923	917
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(4)(5)	308	269
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(4)(5)	44	41
FirstKey Homes Trust
2020-SFR2, B 144A 1.567%, 10/19/37(4)	710	640
2021-SFR1, D 144A 2.189%, 8/17/38(4)	710	613
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(4)(5)	24	22
2018-1, A23 144A 3.500%, 11/25/57(4)(5)	18	16
	Par Value	Value

Non-Agency—continued
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(4)	$ 415	$ 361
Imperial Fund Mortgage Trust 2021-NQM4, A1 144A 2.091%, 1/25/57(4)(5)	960	811
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.548%, 8/15/39(4)(5)	537	537
JPMBB Commercial Mortgage Securities Trust 2014-C18, AS 4.439%, 2/15/47(5)	559	542
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.774%, 10/25/29(4)(5)	205	181
2017-3, 2A2 144A 2.500%, 8/25/47(4)(5)	87	76
LHOME Mortgage Trust 2021-RTL1, A1 144A 2.090%, 2/25/26(4)(5)	234	229
MetLife Securitization Trust
2017-1A, M1 144A 3.449%, 4/25/55(4)(5)	241	215
2019-1A, A1A 144A 3.750%, 4/25/58(4)(5)	50	49
MFA Trust 2022-NQM2, A1 144A 4.000%, 5/25/67(4)(5)	208	198
Mill City Mortgage Loan Trust
2017-3, B1 144A 3.250%, 1/25/61(4)(5)	418	351
2019-1, M2 144A 3.500%, 10/25/69(4)(5)	354	310
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(4)(5)	38	36
2016-3A, A1 144A 3.750%, 9/25/56(4)(5)	50	46
2016-3A, B1 144A 4.000%, 9/25/56(4)(5)	193	176
2016-4A, A1 144A 3.750%, 11/25/56(4)(5)	23	21

See Notes to Financial Statements

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2016-4A, B1A 144A 4.500%, 11/25/56(4)(5)	$ 983	$ 928
2017-2A, A3 144A 4.000%, 3/25/57(4)(5)	222	209
2019-RPL2, M2 144A 3.750%, 2/25/59(4)(5)	440	380
OBX Trust 2019-INV1, A3 144A 4.500%, 11/25/48(4)(5)	46	44
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(4)(5)	280	266
Preston Ridge Partners Mortgage LLC
2021-2, A1 144A 2.115%, 3/25/26(4)(5)	92	87
2021-3, A1 144A 1.867%, 4/25/26(4)(5)	604	568
Progress Residential Trust
2019-SFR3, B 144A 2.571%, 9/17/36(4)	280	267
2021-SFR3, D 144A 2.288%, 5/17/26(4)	830	731
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(4)(5)	196	167
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(4)(5)	19	18
Sequoia Mortgage Trust 2013-8, B1 3.481%, 6/25/43(5)	79	74
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(4)(5)	65	52
Towd Point Mortgage Trust
2016-4, B1 144A 3.946%, 7/25/56(4)(5)	480	445
2017-1, A2 144A 3.500%, 10/25/56(4)(5)	350	337
2017-1, M1 144A 3.750%, 10/25/56(4)(5)	385	365
2017-4, A2 144A 3.000%, 6/25/57(4)(5)	610	547
	Par Value	Value

Non-Agency—continued
2018-6, A1B 144A 3.750%, 3/25/58(4)(5)	$ 330	$ 307
2018-6, A2 144A 3.750%, 3/25/58(4)(5)	480	425
2019-2, A2 144A 3.750%, 12/25/58(4)(5)	515	456
2019-4, A2 144A 3.250%, 10/25/59(4)(5)	445	388
2020-1, M1 144A 3.500%, 1/25/60(4)(5)	220	182
2021-1, A2 144A 2.750%, 11/25/61(4)(5)	465	375
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(4)	590	547
2020-SFR2, D 144A 2.281%, 11/17/39(4)	660	562
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(4)	185	166
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(4)(5)	520	512
UBS-Barclays Commercial Mortgage Trust 2013-C6, B 144A 3.875%, 4/10/46(4)(5)	382	348
VCAT LLC
2021-NPL3, A1 144A 1.743%, 5/25/51(4)(5)	144	134
2021-NPL4, A1 144A 1.868%, 8/25/51(4)(5)	414	383
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(4)(5)	220	194
2022-4, A1 144A 4.474%, 4/25/67(4)(5)	393	378
2022-5, A1 144A 3.800%, 4/25/67(4)(5)	673	630
2022-7, A1 144A 5.152%, 7/25/67(4)(5)	371	366
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(4)	72	65

See Notes to Financial Statements

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	$ 974	$ 924
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(4)(5)	125	106
		26,225
Total Mortgage-Backed Securities (Identified Cost $30,274)		27,994

Asset-Backed Securities—5.5%
Automobiles—2.2%
ACC Auto Trust 2021-A, C 144A 3.790%, 4/15/27(4)	745	716
ACC Trust
2021-1, C 144A 2.080%, 12/20/24(4)	501	494
2022-1, C 144A 3.240%, 10/20/25(4)	670	644
ACM Auto Trust 2022-1A, B 144A 4.470%, 4/20/29(4)	57	57
American Credit Acceptance Receivables Trust 2022-1, E 144A 3.640%, 3/13/28(4)	560	498
Avid Automobile Receivables Trust 2021-1, E 144A 3.390%, 4/17/28(4)	230	208
Avis Budget Rental Car Funding LLC (AESOP) 2019-2A, D 144A 3.040%, 9/22/25(4)	595	552
Carvana Auto Receivables Trust
2019-2A, D 144A 3.280%, 1/15/25(4)	83	83
2019-3A, D 144A 3.040%, 4/15/25(4)	141	140
	Par Value	Value

Automobiles—continued
2019-3A, E 144A 4.600%, 7/15/26(4)	$ 535	$ 523
Exeter Automobile Receivables Trust
2019-2A, E 144A 4.680%, 5/15/26(4)	670	662
2019-1A, D 144A 4.130%, 12/16/24(4)	33	33
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(4)	540	525
2020-3A, E 144A 4.310%, 7/15/27(4)	1,285	1,237
2022-2A, D 144A 6.150%, 4/17/28(4)	510	507
LAD Auto Receivables Trust
2023-1A, D 144A 7.300%, 6/17/30(4)	550	554
2023-2A, D 144A 6.300%, 2/15/31(4)	450	447
Lendbuzz Securitization Trust 2023-2A, A2 144A 7.090%, 10/16/28(4)	441	441
Lobel Automobile Receivables Trust 2023-1, B 144A 7.050%, 9/15/28(4)	535	530
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(4)	410	396
Tricolor Auto Securitization Trust 2023-1A, C 144A 7.240%, 2/16/27(4)	554	556
		9,803

Consumer Loans—0.1%
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(4)	475	455

See Notes to Financial Statements

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
($ reported in thousands)
	Par Value	Value

Credit Card—0.3%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(4)	$ 590	$ 551
Mercury Financial Credit Card Master Trust 2023-1A, A 144A 8.040%, 9/20/27(4)	555	554
Mission Lane Credit Card Master Trust 2023-A, A 144A 7.230%, 7/17/28(4)	447	447
		1,552

Other—2.9%
Amur Equipment Finance Receivables IX LLC 2021-1A, C 144A 1.750%, 6/21/27(4)	710	665
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(4)	422	422
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(4)	32	31
2019-A, C 144A 4.010%, 7/16/40(4)	639	564
2020-AA, D 144A 7.150%, 7/17/46(4)	480	410
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(4)	569	498
Business Jet Securities LLC 2020-1A, A 144A 2.981%, 11/15/35(4)	126	119
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(4)	278	252
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(4)	337	289
CCG Receivables Trust 2023-1, A2 144A 5.820%, 9/16/30(4)	525	528
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(4)	418	378
	Par Value	Value

Other—continued
Conn’s Receivables Funding LLC 2022-A, B 144A 9.520%, 12/15/26(4)	$ 495	$ 494
Dext ABS LLC 2020-1, D 144A 7.210%, 2/15/28(4)	475	455
Diamond Resorts Owner Trust 2021-1A, B 144A 2.050%, 11/21/33(4)	165	151
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(4)	590	534
Foundation Finance Trust 2019-1A, A 144A 3.860%, 11/15/34(4)	83	82
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(4)	586	502
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(4)	94	87
Hotwire Funding LLC 2021-1, C 144A 4.459%, 11/20/51(4)	695	586
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(4)	536	476
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(4)	431	399
Lendmark Funding Trust 2021-1A, A 144A 1.900%, 11/20/31(4)	590	513
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(4)	595	572
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(4)	471	407
Octane Receivables Trust
2019-1A, C 144A 4.740%, 6/20/25(4)	630	627
2020-1A, B 144A 1.980%, 6/20/25(4)	710	695

See Notes to Financial Statements

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
($ reported in thousands)
	Par Value	Value

Other—continued
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(4)	$ 98	$ 94
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(4)	500	490
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(4)	235	204
Purchasing Power Funding LLC 2021-A, B 144A 1.920%, 10/15/25(4)	710	684
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(4)	353	342
Upstart Securitization Trust 2022-2, A 144A 4.370%, 5/20/32(4)	226	223
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(4)	695	580
		13,353
Total Asset-Backed Securities (Identified Cost $26,571)		25,163

Corporate Bonds and Notes—16.2%
Communication Services—1.0%
Altice France Holding S.A. 144A 6.000%, 2/15/28(4)	200	99
Altice France S.A. 144A 5.125%, 1/15/29(1)(4)	300	214
CCO Holdings LLC 144A 4.750%, 3/1/30(1)(4)	670	565
CSC Holdings LLC
5.250%, 6/1/24	270	250
144A 7.500%, 4/1/28(4)	365	198
CT Trust 144A 5.125%, 2/3/32(4)	450	352
DISH DBS Corp.
5.875%, 11/15/24	435	373
7.750%, 7/1/26(1)	355	204
	Par Value	Value

Communication Services—continued
Gray Television, Inc. 144A 7.000%, 5/15/27(4)	$ 500	$ 412
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)(4)	335	181
McGraw-Hill Education, Inc. 144A 8.000%, 8/1/29(4)	220	184
Millennium Escrow Corp. 144A 6.625%, 8/1/26(4)	350	239
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(4)	490	125
Sprint Capital Corp. 8.750%, 3/15/32	295	358
Telecomunicaciones Digitales S.A. 144A 4.500%, 1/30/30(4)	600	490
Telesat Canada 144A 6.500%, 10/15/27(4)	270	117
VZ Secured Financing B.V. 144A 5.000%, 1/15/32(4)	290	231
		4,592

Consumer Discretionary—1.5%
Ashtead Capital, Inc.
144A 4.375%, 8/15/27(1)(4)	320	301
144A 5.500%, 8/11/32(1)(4)	260	250
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)(4)	145	145
144A 8.125%, 7/1/27(4)	145	148
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)(4)	360	292
Churchill Downs, Inc. 144A 6.750%, 5/1/31(4)	325	321
Clarios Global LP
144A 8.500%, 5/15/27(4)	275	276
144A 6.750%, 5/15/28(4)	40	40
eG Global Finance plc 144A 8.500%, 10/30/25(1)(4)	375	362
Ford Motor Co. 3.250%, 2/12/32(1)	170	129
Ford Motor Credit Co. LLC
4.125%, 8/17/27(1)	285	257
7.350%, 3/6/30(1)	330	332

See Notes to Financial Statements

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Jacobs Entertainment, Inc. 144A 6.750%, 2/15/29(1)(4)	$ 355	$ 312
LKQ Corp. 144A 6.250%, 6/15/33(4)	470	473
Mclaren Finance plc 144A 7.500%, 8/1/26(4)	520	435
MDC Holdings, Inc. 3.966%, 8/6/61	300	176
Newell Brands, Inc. 6.625%, 9/15/29	373	352
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(4)	450	405
Nordstrom, Inc. 4.250%, 8/1/31(1)	550	418
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(4)	530	376
PulteGroup, Inc.
7.875%, 6/15/32	155	177
6.375%, 5/15/33(1)	350	365
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(1)(4)	18	19
Scientific Games International, Inc. 144A 7.000%, 5/15/28(1)(4)	210	208
Weekley Homes LLC 144A 4.875%, 9/15/28(1)(4)	355	311
		6,880

Consumer Staples—0.4%
Albertsons Cos., Inc. 144A 6.500%, 2/15/28(4)	310	308
BAT Capital Corp. 7.750%, 10/19/32	580	635
Central American Bottling Corp. 144A 5.250%, 4/27/29(4)	225	209
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)(4)	460	317
Pilgrim’s Pride Corp. 6.250%, 7/1/33	443	431
	Par Value	Value

Consumer Staples—continued
Sigma Holdco B.V. 144A 7.875%, 5/15/26(4)	$ 200	$ 170
		2,070

Energy—3.0%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)(4)	550	546
Antero Midstream Partners LP 144A 5.750%, 1/15/28(4)	395	377
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)(4)	410	396
BP Capital Markets plc 4.875% (1)(6)	465	423
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(4)	240	236
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)(4)	526	539
CrownRock LP
144A 5.625%, 10/15/25(1)(4)	85	83
144A 5.000%, 5/1/29(1)(4)	170	159
DT Midstream, Inc. 144A 4.125%, 6/15/29(4)	495	429
Ecopetrol S.A.
4.625%, 11/2/31	465	351
8.875%, 1/13/33	460	448
Enbridge, Inc. 7.625%, 1/15/83(1)	435	438
Enerflex Ltd. 144A 9.000%, 10/15/27(4)	263	256
Energy Transfer LP Series H 6.500% (1)(6)	500	438
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)(4)	415	333
Genesis Energy LP 8.875%, 4/15/30	370	364
Greensaif Pipelines Bidco S.a.r.l. 144A 6.129%, 2/23/38(4)	250	257

See Notes to Financial Statements

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
($ reported in thousands)
	Par Value	Value

Energy—continued
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)(4)	$ 305	$ 276
144A 6.000%, 2/1/31(1)(4)	290	258
International Petroleum Corp. RegS, 144A 7.250%, 2/1/27(1)(3)(4)	380	355
KazMunayGas National Co. JSC 144A 6.375%, 10/24/48(4)	555	452
Kinder Morgan Energy Partners LP 7.500%, 11/15/40(1)	440	489
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)(4)	380	367
Mesquite Energy, Inc. 144A 7.250%, 2/15/24(4)(7)	105	1
Nabors Industries Ltd. 144A 7.250%, 1/15/26(4)	285	260
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)(4)	360	336
Occidental Petroleum Corp. 6.125%, 1/1/31(1)	555	564
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (4)(6)(7)	26	— (8)
Parsley Energy LLC 144A 4.125%, 2/15/28(4)	345	322
Pertamina Persero PT 144A 2.300%, 2/9/31(4)	480	392
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(4)(9)	665	19
Petroleos Mexicanos
6.500%, 3/13/27	450	388
6.700%, 2/16/32	790	589
7.690%, 1/23/50	505	326
Petronas Capital Ltd. 144A 3.500%, 4/21/30(4)	375	350
Reliance Industries Ltd. 144A 2.875%, 1/12/32(4)	570	477
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(3)	280	288
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)(4)	330	301
	Par Value	Value

Energy—continued
Transocean, Inc.
144A 11.500%, 1/30/27(4)	$ 45	$ 46
144A 8.750%, 2/15/30(4)	285	285
USA Compression Partners LP 6.875%, 4/1/26(1)	240	228
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)(4)	40	35
144A 4.125%, 8/15/31(1)(4)	340	293
		13,770

Financials—4.2%
Acrisure LLC 144A 7.000%, 11/15/25(4)	860	815
Allstate Corp. (The) Series B 5.750%, 8/15/53(1)	545	531
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)(4)	580	454
Banco Mercantil del Norte S.A. 144A 6.625% (4)(6)	620	491
Banco Santander Chile 144A 3.177%, 10/26/31(4)	555	482
Bank of America Corp.
5.015%, 7/22/33(1)	455	445
2.482%, 9/21/36(1)	605	459
Bank of New York Mellon Corp. (The) Series G 4.700% (1)(6)	530	519
Barclays plc 7.437%, 11/2/33(1)	445	485
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(4)	485	426
Blackstone Private Credit Fund 2.625%, 12/15/26(1)	317	270
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)(4)	415	310
Brighthouse Financial, Inc. 5.625%, 5/15/30(1)	200	188
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(4)	270	234
Capital One Financial Corp. 2.359%, 7/29/32	255	182

See Notes to Financial Statements

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
Charles Schwab Corp. (The) Series H 4.000% (1)(6)	$ 445	$ 335
Citadel LP 144A 4.875%, 1/15/27(1)(4)	525	506
Citigroup, Inc.
6.270%, 11/17/33	420	449
6.174%, 5/25/34	329	334
Citizens Bank N.A. 2.250%, 4/28/25	315	286
Cobra Acquisition Co. LLC 144A 6.375%, 11/1/29(4)	360	215
Corebridge Financial, Inc. 6.875%, 12/15/52	326	304
Discover Financial Services 6.700%, 11/29/32(1)	237	246
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)(4)	720	650
Export-Import Bank of Korea 5.125%, 1/11/33	465	485
Fifth Third Bancorp 4.337%, 4/25/33	300	268
Goldman Sachs Group, Inc. (The)
3.102%, 2/24/33	320	271
6.450%, 5/1/36	255	267
Huntington Bancshares, Inc. 2.550%, 2/4/30	340	270
JPMorgan Chase & Co. 1.953%, 2/4/32	935	744
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)(4)	345	292
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)(4)	515	397
Lincoln National Corp. (3 month LIBOR + 2.040%) 7.290%, 4/20/67(1)(5)	515	317
MetLife, Inc. Series G 3.850% (6)	340	316
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)(4)	475	418
	Par Value	Value

Financials—continued
Morgan Stanley
6.342%, 10/18/33(1)	$ 560	$ 600
5.948%, 1/19/38(1)	253	250
National Rural Utilities Cooperative Finance Corp. (3 month LIBOR + 2.910%) 8.209%, 4/30/43(5)	360	349
Navient Corp. 6.750%, 6/25/25(1)	540	522
OWL Rock Core Income Corp. 4.700%, 2/8/27(1)	319	289
Prudential Financial, Inc.
5.625%, 6/15/43(1)	550	550
5.125%, 3/1/52(1)	148	133
6.000%, 9/1/52(1)	89	87
6.750%, 3/1/53	365	365
State Street Corp. 4.821%, 1/26/34	438	427
Synchrony Financial
4.875%, 6/13/25	80	75
3.700%, 8/4/26	117	102
Texas Capital Bancshares, Inc. 4.000%, 5/6/31(1)	705	526
Toronto-Dominion Bank (The) 8.125%, 10/31/82(1)	475	487
Wells Fargo & Co.
5.389%, 4/24/34	270	270
Series BB 3.900%(6)	600	526
		19,219

Health Care—1.3%
Akumin, Inc. 144A 7.000%, 11/1/25(4)	400	324
Amgen, Inc.
5.250%, 3/2/33(1)	253	254
5.650%, 3/2/53(1)	100	100
Bausch Health Cos., Inc.
144A 6.125%, 2/1/27(4)	35	23
144A 11.000%, 9/30/28(4)	86	65
144A 14.000%, 10/15/30(4)	16	10
Bio-Rad Laboratories, Inc. 3.700%, 3/15/32(1)	418	367
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(4)	315	254

See Notes to Financial Statements

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
($ reported in thousands)
	Par Value	Value

Health Care—continued
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)(4)	$ 705	$ 631
Community Health Systems, Inc.
144A 6.875%, 4/15/29(4)	35	20
144A 6.125%, 4/1/30(4)	405	219
144A 4.750%, 2/15/31(1)(4)	285	205
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30(1)	520	455
Endo Dac 144A 9.500%, 7/31/27(4)(9)	94	5
GE HealthCare Technologies, Inc. 144A 5.857%, 3/15/30(4)	370	381
HCA, Inc. 5.500%, 6/1/33	440	439
IQVIA, Inc. 144A 5.700%, 5/15/28(4)	200	201
Lannett Co., Inc. 144A 7.750%, 4/15/26(4)(9)	135	10
Legacy LifePoint Health LLC 144A 6.750%, 4/15/25(1)(4)	10	9
Medline Borrower LP 144A 5.250%, 10/1/29(4)	205	175
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(4)(10)	187	138
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(4)	211	209
144A 10.000%, 4/15/27(4)	85	87
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(4)	395	173
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/1/26	230	204
4.750%, 5/9/27	230	211
Universal Health Services, Inc. 2.650%, 1/15/32(1)	460	363
Viatris, Inc. 2.700%, 6/22/30	325	261
		5,793

	Par Value	Value

Industrials—1.5%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 8/15/27(1)(4)	$ 700	$ 673
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)(4)	605	540
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)(4)	335	309
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)(4)	250	211
Boeing Co. (The)
5.150%, 5/1/30	275	273
3.750%, 2/1/50(1)	205	151
5.930%, 5/1/60(1)	147	143
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(1)(4)	480	405
Chart Industries, Inc.
144A 7.500%, 1/1/30(1)(4)	10	10
144A 9.500%, 1/1/31(1)(4)	255	267
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)(4)	593	486
Deluxe Corp. 144A 8.000%, 6/1/29(4)	190	146
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)(4)	460	388
Icahn Enterprises LP
6.250%, 5/15/26(1)	245	215
5.250%, 5/15/27(1)	40	33
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)(4)	165	151
OT Merger Corp. 144A 7.875%, 10/15/29(4)	180	105
Regal Rexnord Corp. 144A 6.400%, 4/15/33(4)	554	548
Ritchie Bros. Holdings, Inc. 144A 7.750%, 3/15/31(4)	315	328
Science Applications International Corp. 144A 4.875%, 4/1/28(1)(4)	305	284
Sempra Global 144A 3.250%, 1/15/32(1)(4)	534	431

See Notes to Financial Statements

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
($ reported in thousands)
	Par Value	Value

Industrials—continued
TransDigm, Inc. 5.500%, 11/15/27(1)	$ 405	$ 381
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(4)	205	188
		6,666

Information Technology—0.8%
Booz Allen Hamilton, Inc.
144A 3.875%, 9/1/28(1)(4)	245	220
144A 4.000%, 7/1/29(1)(4)	275	243
CDW LLC 3.569%, 12/1/31	339	283
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)(4)	75	68
144A 6.500%, 10/15/28(1)(4)	115	100
Dell International LLC 8.100%, 7/15/36	314	363
Entegris Escrow Corp. 144A 4.750%, 4/15/29(4)	370	346
Kyndryl Holdings, Inc. 3.150%, 10/15/31	360	266
Leidos, Inc. 2.300%, 2/15/31(1)	710	554
Micron Technology, Inc. 6.750%, 11/1/29(1)	270	282
TD SYNNEX Corp. 2.375%, 8/9/28(1)	440	360
Viasat, Inc. 144A 5.625%, 9/15/25(4)	445	428
		3,513

Materials—0.8%
ArcelorMittal S.A. 6.800%, 11/29/32(1)	385	397
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(4)	565	426
Avient Corp. 144A 7.125%, 8/1/30(1)(4)	65	66
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)(4)	470	428
	Par Value	Value

Materials—continued
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)(4)	$ 180	$ 182
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(4)	550	519
Knife River Holding Co. 144A 7.750%, 5/1/31(4)	60	60
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)(4)	480	434
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(4)	70	69
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(4)	450	428
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)(4)	345	309
Teck Resources Ltd. 6.125%, 10/1/35	250	254
WR Grace Holdings LLC 144A 5.625%, 8/15/29(4)	124	103
		3,675

Real Estate—0.7%
EPR Properties 4.750%, 12/15/26(1)	455	411
GLP Capital LP
5.750%, 6/1/28(1)	277	267
3.250%, 1/15/32(1)	47	38
Kite Realty Group Trust 4.750%, 9/15/30(1)	495	445
MPT Operating Partnership LP
4.625%, 8/1/29(1)	140	105
3.500%, 3/15/31(1)	270	182
Office Properties Income Trust 4.500%, 2/1/25(1)	490	409
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31(1)	610	459
Service Properties Trust 4.950%, 2/15/27(1)	340	283

See Notes to Financial Statements

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
($ reported in thousands)
	Par Value	Value

Real Estate—continued
VICI Properties LP
4.950%, 2/15/30(1)	$ 135	$ 126
5.125%, 5/15/32(1)	135	126
144A 4.625%, 6/15/25(1)(4)	65	63
144A 5.750%, 2/1/27(1)(4)	190	187
		3,101

Utilities—1.0%
CMS Energy Corp. 4.750%, 6/1/50(1)	570	500
Electricite de France S.A.
144A 6.250%, 5/23/33(4)	200	203
144A 6.900%, 5/23/53(4)	365	375
Enel Finance International N.V. 144A 7.500%, 10/14/32(4)	260	287
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(4)	325	311
Ferrellgas LP
144A 5.375%, 4/1/26(1)(4)	125	114
144A 5.875%, 4/1/29(1)(4)	130	108
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(4)	495	502
NRG Energy, Inc. 144A 7.000%, 3/15/33(4)	370	373
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(4)	655	628
Southern Co. (The) Series 21-A 3.750%, 9/15/51(1)	523	444
Sunnova Energy Corp. 144A 5.875%, 9/1/26(4)	400	351
Vistra Corp. 144A 8.000% (1)(4)(6)	190	177
		4,373
Total Corporate Bonds and Notes (Identified Cost $82,621)		73,652
	Par Value	Value

Leveraged Loans—4.4%
Aerospace—0.2%
Amentum Government Services Holdings LLC (3-6 month Term SOFR + 4.000%) 8.764% - 9.033%, 2/15/29(5)	$ 164	$ 151
Brown Group Holding LLC (1 month Term SOFR + 2.600%) 7.753%, 6/7/28(5)	206	198
Kestrel Bidco, Inc. (3 month Term SOFR + 3.100%) 8.251%, 12/11/26(5)	184	170
Mileage Plus Holdings LLC (3 month LIBOR + 5.250%) 10.213%, 6/21/27(5)	255	264
TransDigm, Inc. Tranche I (3 month Term SOFR + 3.250%) 8.148%, 8/24/28(5)	303	301
		1,084

Chemicals—0.1%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 9.003%, 11/8/27(5)	208	206
Trinseo Materials Operating SCA 2018 (1 month LIBOR + 2.000%) 7.154%, 9/6/24(5)	365	344
		550

Consumer Non-Durables—0.2%
DS Parent, Inc. Tranche B (3 month Term SOFR + 5.750%) 10.791%, 12/8/28(5)	216	209

See Notes to Financial Statements

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
($ reported in thousands)
	Par Value	Value

Consumer Non-Durables—continued
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.750%) 0.000%, 12/22/26(5)(11)	$ 365	$ 349
ZEP, Inc. First Lien (3 month LIBOR + 4.000%) 9.159%, 8/12/24(5)	325	274
		832

Energy—0.3%
Hamilton Projects Acquiror LLC Tranche B (3 month LIBOR + 4.500%) 9.659%, 6/17/27(5)	276	272
Medallion Midland Acquisition LLC (3 month Term SOFR + 3.750%) 8.910%, 10/18/28(5)	180	177
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.364%) 8.405%, 10/5/28(5)	368	361
Traverse Midstream Partners LLC 2023, Tranche B (3 month Term SOFR + 3.850%) 8.726%, 2/16/28(5)	379	373
		1,183

Financials—0.1%
Asurion LLC Tranche B-9 (1 month LIBOR + 3.250%) 8.404%, 7/31/27(5)	214	194
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 3.000%) 8.264%, 6/15/25(5)	211	205
Castlelake Aviation One Designated Activity Co. 2023 (3 month Term SOFR + 2.750%) 7.783%, 10/22/27(5)	254	249
		648

	Par Value	Value

Food / Tobacco—0.2%
Del Monte Foods, Inc. (1 month Term SOFR + 4.350%) 9.448%, 5/16/29(5)	$ 274	$ 266
Naked Juice LLC (3 month Term SOFR + 3.350%) 8.248%, 1/24/29(5)	289	264
Pegasus Bidco B.V. Tranche B-2 (3 month Term SOFR + 4.250%) 9.336%, 7/12/29(5)	190	186
Shearer’s Foods LLC First Lien (1 month Term SOFR + 3.500%) 8.768%, 9/23/27(5)	189	183
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 8.659%, 3/31/28(5)	180	171
		1,070

Forest Prod / Containers—0.1%
Mauser Packaging Solutions Holding Co. (1 month Term SOFR + 4.000%) 8.993%, 8/14/26(5)	145	142
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 8.831%, 1/31/25(5)	224	223
TricorBraun, Inc. (1 month Term SOFR + 3.250%) 8.518%, 3/3/28(5)	181	172
		537

Gaming / Leisure—0.4%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.503%, 2/6/30(5)	125	124
Carnival Corp. Tranche B (1 month LIBOR + 3.000%) 8.154%, 6/30/25(5)	363	359

See Notes to Financial Statements

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
ECL Entertainment LLC Tranche B (1 month Term SOFR + 7.500%) 12.768%, 5/1/28(5)	$ 227	$ 227
J&J Ventures Gaming LLC (3 month LIBOR + 4.000%) 9.159%, 4/26/28(5)	221	214
Playa Hotels & Resorts Holding B.V. (1 month Term SOFR + 4.250%) 9.316%, 1/5/29(5)	195	195
Raptor Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 8.947%, 11/1/26(5)	114	113
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 8.050%, 4/29/26(5)	393	387
		1,619

Health Care—0.5%
CHG Healthcare Services, Inc. First Lien (1 month LIBOR + 3.250%) 8.404%, 9/29/28(5)	317	310
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 8.998%, 10/1/27(5)	183	174
Hunter Holdco 3 Ltd. First Lien (3 month LIBOR + 4.250%) 9.409%, 8/19/28(5)	190	186
LifePoint Health, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 9.023%, 11/16/25(5)	360	316
Packaging Coordinators Midco, Inc. Tranche B, First Lien (1 month LIBOR + 3.500%) 8.659%, 11/30/27(5)	210	200
	Par Value	Value

Health Care—continued
Phoenix Guarantor, Inc. Tranche B-1 (1 month LIBOR + 3.250%) 8.404%, 3/5/26(5)	$ 301	$ 290
Phoenix Newco, Inc. First Lien (1 month LIBOR + 3.250%) 8.404%, 11/15/28(5)	129	124
Sotera Health Holdings LLC (3 month Term SOFR + 3.750%) 8.816%, 12/11/26(5)	110	109
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month LIBOR + 3.750%) 8.909%, 10/1/26(5)	171	167
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.250%) 9.410%, 11/20/26(5)	230	186
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 8.904%, 7/2/25(5)	307	292
		2,354

Housing—0.1%
Quikrete Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.000%) 8.154%, 3/19/29(5)	356	354
SRS Distribution, Inc.
2021 (1 month LIBOR + 3.500%) 8.654%, 6/2/28(5)	167	158
2022 (1 month Term SOFR + 3.600%) 8.753%, 6/2/28(5)	35	33
		545

See Notes to Financial Statements

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
($ reported in thousands)
	Par Value	Value

Information Technology—0.7%
Applied Systems, Inc.
2026 (3 month Term SOFR + 4.500%) 9.398%, 9/18/26(5)	$ 170	$ 170
Second Lien (3 month Term SOFR + 6.750%) 11.648%, 9/17/27(5)	208	207
CDK Global, Inc. (3 month Term SOFR + 4.250%) 9.148%, 7/6/29(5)	115	113
ConnectWise LLC (1 month LIBOR + 3.500%) 8.654%, 9/29/28(5)	108	103
Epicor Software Corp. Tranche C (1 month Term SOFR + 3.364%) 8.518%, 7/30/27(5)	193	188
Finastra USA, Inc. First Lien (2 month LIBOR + 3.500%) 8.655%, 6/13/24(5)	279	265
Hyland Software, Inc. 2018 (1 month LIBOR + 3.500%) 8.654%, 7/1/24(5)	213	209
Indicor LLC (3 month Term SOFR + 4.500%) 9.398%, 11/22/29(5)	245	242
Open Text Corp. (1 month Term SOFR + 3.600%) 8.753%, 1/31/30(5)	229	229
Project Ruby Ultimate Parent Corp. First Lien (1 month Term SOFR + 3.364%) 8.518%, 3/10/28(5)	254	242
Proofpoint, Inc. (1 month LIBOR + 3.250%) 8.404%, 8/31/28(5)	108	103
RealPage, Inc. First Lien (1 month LIBOR + 3.000%) 8.154%, 4/24/28(5)	180	173
	Par Value	Value

Information Technology—continued
Sophia LP Tranche B (3 month LIBOR + 3.500%) 8.659%, 10/7/27(5)	$ 247	$ 241
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 7.870% - 8.026%, 3/3/30(5)	309	306
UKG, Inc.
2021, Second Lien (3 month LIBOR + 5.250%) 10.473%, 5/3/27(5)	20	19
2021-2, First Lien (3 month Term SOFR + 3.350%) 8.271%, 5/4/26(5)	211	202
		3,012

Manufacturing—0.2%
Alliance Laundry Systems LLC Tranche B (1 month Term SOFR + 3.600%) 8.559%, 10/8/27(5)	184	181
Arcline FM Holdings LLC
First Lien (3 month LIBOR + 4.750%) 9.909%, 6/23/28(5)	167	158
Second Lien (3 month LIBOR + 8.250%) 13.409%, 6/25/29(5)	95	85
Chart Industries, Inc. (1 month Term SOFR + 3.850%) 8.916%, 3/15/30(5)	175	174
Safe Fleet Holdings LLC 2022 (1 month Term SOFR + 3.850%) 8.944%, 2/23/29(5)	64	63

See Notes to Financial Statements

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
($ reported in thousands)
	Par Value	Value

Manufacturing—continued
Star U.S. Bidco LLC (1 month LIBOR + 4.250%) 9.404%, 3/17/27(5)	$ 211	$ 204
		865

Media / Telecom - Cable/Wireless Video—0.1%
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 10.154%, 8/2/27(5)	246	233
Media / Telecom - Diversified Media—0.1%
McGraw-Hill Education, Inc. (1-6 month LIBOR + 4.750%) 9.904% - 9.985%, 7/28/28(5)	217	203
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.004%, 4/11/29(5)	220	196
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 7.910%, 5/18/25(5)	212	209
		608

Retail—0.1%
CNT Holdings I Corp. First Lien (3 month Term SOFR + 3.500%) 8.459%, 11/8/27(5)	205	199
PetsMart LLC (1 month Term SOFR + 3.850%) 9.003%, 2/11/28(5)	166	164
Rising Tide Holdings, Inc. Tranche A (3 month Term SOFR + 5.000%) 10.264%, 6/1/28(5)	189	108
		471

	Par Value	Value

Service—0.7%
Apex Group Treasury Ltd. First Lien (3 month LIBOR + 3.750%) 9.074%, 7/27/28(5)	$ 177	$ 169
Ascend Learning LLC (1 month Term SOFR + 3.600%) 8.753%, 12/11/28(5)	284	255
Carlisle Foodservice Products, Inc. First Lien (1 month LIBOR + 3.000%) 8.154%, 3/20/25(5)	268	246
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 8.410%, 2/6/26(5)	298	296
DXP Enterprises, Inc. (3 month Term SOFR + 5.250%) 10.444%, 12/23/27(5)	205	204
Garda World Security Corp. Tranche B-2 (1 month Term SOFR + 4.350%) 9.444%, 10/30/26(5)	75	74
Grab Holdings, Inc. (1 month LIBOR + 4.500%) 9.660%, 1/29/26(5)	127	126
Kuehg Corp. First Lien (3 month LIBOR + 3.750%) 0.000%, 5/23/30(5)(11)	275	262
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 8.048%, 11/23/28(5)	188	184
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 9.003%, 2/1/28(5)	358	341
PODS LLC (1 month Term SOFR + 3.114%) 8.268%, 3/31/28(5)	207	198

See Notes to Financial Statements

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
($ reported in thousands)
	Par Value	Value

Service—continued
Sedgwick Claims Management Services, Inc. 2023 (1 month Term SOFR + 3.750%) 8.903%, 2/24/28(5)	$ 365	$ 354
St. George’s University Scholastic Services LLC (1 month Term SOFR + 3.350%) 8.503%, 2/10/29(5)	203	199
Tmf Group Holdco B.V. Tranche B (3 month LIBOR + 3.750%) 0.000%, 5/5/28(5)(11)	125	123
Weld North Education LLC 2021 (1 month LIBOR + 3.750%) 8.910%, 12/21/27(5)	288	283
		3,314

Transportation - Automotive—0.2%
American Axle & Manufacturing, Inc. Tranche B, First Lien (1-6 month Term SOFR + 3.600%) 8.436% - 8.654%, 12/13/29(5)	293	288
Clarios Global LP 2023 (1 month Term SOFR + 3.750%) 8.903%, 5/6/30(5)	315	312
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.750%) 9.023%, 10/28/27(5)	163	150
		750

Utilities—0.1%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 7.904%, 8/1/25(5)	207	204
Generation Bridge II LLC
Tranche B (1 month Term SOFR + 5.000%) 10.268%, 2/23/29(5)	91	91
	Par Value	Value

Utilities—continued
Tranche C (1 month Term SOFR + 5.000%) 10.268%, 2/23/29(5)	$ 11	$ 11
		306
Total Leveraged Loans (Identified Cost $20,591)		19,981

	Shares
Preferred Stocks—0.5%
Financials—0.4%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)(4)	310 (12)	290
JPMorgan Chase & Co. Series HH, 4.600%(1)	285 (12)	263
MetLife, Inc. Series D, 5.875%(1)	329 (12)	299
Truist Financial Corp. Series Q, 5.100%	375 (12)	330
Zions Bancorp NA, 6.950%	17,485	392
		1,574

Industrials—0.1%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 8.196%(1)(5)	622 (12)	619
Total Preferred Stocks (Identified Cost $2,405)		2,193

Common Stocks—106.5%
Communication Services—2.4%
Cellnex Telecom S.A.	268,093	10,863
Consumer Discretionary—0.0%
MYT Holding LLC Class B(7)(13)	22,362	10
NMG Parent LLC(13)	368	46
		56

Energy—14.5%
Cheniere Energy, Inc.(1)	132,439	18,511
DT Midstream, Inc.(1)	128,813	5,856

See Notes to Financial Statements

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
($ reported in thousands)
	Shares	Value

Energy—continued
Enbridge, Inc.(1)	294,425	$ 10,364
Pembina Pipeline Corp.(1)	299,580	9,070
Targa Resources Corp.(1)	130,247	8,863
TC Energy Corp.(1)	202,458	7,884
Williams Cos., Inc. (The)(1)	188,275	5,396
		65,944

Industrials—28.5%
Aena SME S.A.(1)	126,746	19,807
Atlas Arteria Ltd.(1)	2,936,110	12,223
Auckland International Airport Ltd.(1)(13)	2,121,549	11,341
Canadian National Railway Co.(1)	42,775	4,822
Canadian Pacific Kansas City Ltd.(1)	118,253	9,011
Ferrovial S.A.	248,920	7,703
Flughafen Zurich AG Registered Shares(1)	47,961	9,247
Norfolk Southern Corp.(1)	29,755	6,194
Transurban Group(1)	3,436,204	33,169
Union Pacific Corp.	42,201	8,124
Vinci S.A.(1)	67,501	7,671
		129,312

Real Estate—9.0%
American Tower Corp.(1)	134,122	24,737
Crown Castle, Inc.(1)	143,013	16,191
		40,928

Utilities—52.1%
Ameren Corp.(1)	98,388	7,976
American Electric Power Co., Inc.(1)	163,390	13,581
APA Group(1)	1,306,743	8,534
Atmos Energy Corp.(1)	70,922	8,176
CenterPoint Energy, Inc.(1)	442,892	12,494
CMS Energy Corp.(1)	161,931	9,389
Dominion Energy, Inc.(1)	276,837	13,919
DTE Energy Co.(1)	78,851	8,484
EDP - Energias de Portugal S.A.(1)	1,397,947	6,817
Emera, Inc.(1)	246,171	10,150
Entergy Corp.(1)	71,889	7,060
Eversource Energy(1)	93,488	6,472
	Shares	Value

Utilities—continued
Iberdrola S.A.	485,810	$ 5,920
National Grid plc	1,227,066	16,882
NextEra Energy, Inc.(1)	381,269	28,008
NiSource, Inc.(1)	271,843	7,310
Orsted AS(1)	93,711	8,205
Public Service Enterprise Group, Inc.(1)	120,725	7,213
Sempra Energy(1)	123,997	17,797
Severn Trent plc	243,891	8,413
Southern Co. (The)(1)	154,679	10,789
Xcel Energy, Inc.(1)	194,575	12,704
		236,293
Total Common Stocks (Identified Cost $501,705)		483,396

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp., 12/29/49(7)(13)	2,084	2
Total Rights (Identified Cost $2)		2
Total Long-Term Investments—145.0% (Identified Cost $692,860)		658,228

TOTAL INVESTMENTS—145.0% (Identified Cost $692,860)		$ 658,228
Other assets and liabilities, net—(45.0)%		(204,161)
NET ASSETS—100.0%		$ 454,067

See Notes to Financial Statements

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
($ reported in thousands)
Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BAM	Build America Municipal Insured
DAC	Designated Activity Company
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
NA	National Association
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	All or a portion of securities is segregated as collateral for margin loan financing. The value of securities segregated as collateral is $ 396,628.
(2)	Security in default; no interest payments are being received.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2023, these securities amounted to a value of $95,734 or 21.1% of net assets.
(5)	Variable rate security. Rate disclosed is as of May 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	No contractual maturity date.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Amount is less than $500 (not in thousands).
(9)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(10)	Security in default, interest payments are being received during the bankruptcy proceedings.
(11)	This loan will settle after May 31, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(12)	Value shown as par value.
(13)	Non-income producing.
For information regarding the abbreviations, see the Key Investment Terms starting on page 9.
See Notes to Financial Statements

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of May 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at May 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$ 25,163	$ —	$ 25,163	$—
Corporate Bonds and Notes	73,652	—	73,651	1
Foreign Government Securities	11,308	—	11,308	—
Leveraged Loans	19,981	—	19,981	—
Mortgage-Backed Securities	27,994	—	27,994	—
Municipal Bonds	2,180	—	2,180	—
U.S. Government Securities	12,359	—	12,359	—
Equity Securities:
Common Stocks	483,396	483,340	46	10
Preferred Stocks	2,193	392	1,801	—
Rights	2	—	—	2
Total Investments	$658,228	$483,732	$174,483	$13
Security held by the Fund with an end of period value of $46 was transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended May 31, 2023.
See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2023
(Reported in thousands except shares and per share amounts)
Assets
Investment in securities at value (Identified cost $692,860)	$ 658,228
Foreign currency at value (cost $—(a))	— (a)
Cash	1,955
Receivables
Investment securities sold	739
Dividends and interest	2,849
Tax reclaims	407
Prepaid Directors’ retainer	3
Prepaid expenses and other assets (Note 3)	199
Total assets	664,380
Liabilities
Borrowings (Note 7)	207,000
Payables
Investment securities purchased	1,180
Interest on borrowings (Note 7)	1,074
Investment advisory fees	404
Director deferred compensation plan (Note 3)	169
Professional fees	80
Administration and accounting fees	62
Other accrued expenses	344
Total liabilities	210,313
Net Assets	$ 454,067
Net Assets Consist of:
Common stock ($0.001 par value; 500,000,000 shares authorized)	$ 69
Capital paid in on shares of beneficial interest	515,747
Total distributable earnings (accumulated losses)	(61,749)
Net Assets	$ 454,067
Common Shares Outstanding	68,578,328
Net Asset Value Per Share(b)	$ 6.62

(a)	Amount is less than $500 (not in thousands).
(b)	Net Asset Value Per Share is calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
STATEMENT OF OPERATIONS (Unaudited)
SIX MONTHS ENDED May 31, 2023
($ reported in thousands)
Investment Income
Dividends	$ 8,813
Interest	4,986
Foreign taxes withheld	(509)
Total investment income	13,290
Expenses
Investment advisory fees	2,435
Administration and accounting fees	377
Printing fees and expenses	157
Directors’ fees and expenses	62
Transfer agent fees and expenses	61
Professional fees	57
Custodian fees	12
Miscellaneous expenses	53
Total expenses before interest expense	3,214
Interest expense on borrowings (Note 7)	5,664
Total expenses after interest expense	8,878
Net investment income (loss)	4,412
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	3,616
Foreign currency transactions	7
Net change in unrealized appreciation (depreciation) on:
Investments	(36,736)
Foreign currency transactions	7
Net realized and unrealized gain (loss) on investments	(33,106)
Net increase (decrease) in net assets resulting from operations	$(28,694)
See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Six Months Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
Increase (Decrease) In Net Assets From Operations
Net investment income (loss)	$ 4,412	$ 9,871
Net realized gain (loss)	3,623	18,669
Net change in unrealized appreciation (depreciation)	(36,729)	(34,350)
Increase (decrease) in net assets resulting from operations	(28,694)	(5,810)
From Dividends and Distributions to Shareholders
Net investment income and net realized gains	(32,918) (1)	(24,057)
Return of capital	—	(25,365)
Dividends and Distributions to Shareholders	(32,918)	(49,422)
From Capital Share Transactions
Net proceeds from the sale of shares during rights offering (net of expenses of $750) (Note 9)	—	140,617
Reinvestment of distributions resulting in the issuance of common stock (0 and 443,426 shares, respectively)	—	3,833
Increase (decrease) in net assets from capital transactions	—	144,450
Net increase (decrease) in net assets	(61,612)	89,218
Net Assets
Beginning of period	515,679	426,461
End of period	$454,067	$515,679

(1)	Please note that the tax status of the Fund’s distributions is determined at the end of the taxable year. Also refer to the inside front cover for information on the Managed Distribution Plan and see Notes to the Financial Statements.
See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
STATEMENT OF CASH FLOWS (Unaudited)
SIX MONTHS ENDED May 31, 2023
($ reported in thousands)
Increase (Decrease) in cash
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$ (28,694)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales and paydowns of long-term investments	141,585
(Increase) Decrease in investment securities sold receivable	683
Purchases of long-term investments	(117,044)
Increase (Decrease) in investment securities purchased payable	(690)
Net (purchases) or sales of short-term investments	5,480
Net change in unrealized (appreciation)/depreciation on investments	36,736
Net realized (gain)/loss on investments	(3,616)
Return of capital distributions on investments	(149)
Amortization of premium and accretion of discounts on investments	(84)
(Increase) Decrease in tax reclaims receivable	(110)
(Increase) Decrease in dividends and interest receivable	(20)
(Increase) Decrease in prepaid expenses and other assets	(30)
(Increase) Decrease in prepaid Directors’ retainer	(1)
Increase (Decrease) in interest payable on borrowings	272
Increase (Decrease) in affiliated expenses payable	6
Increase (Decrease) in non-affiliated expenses payable	(81)
Cash provided by (used for) operating activities	34,243
Cash provided by (used for) financing activities:
Cash distributions paid to shareholders	(32,918)
Cash provided by (used for) financing activities	(32,918)
Net increase (decrease) in cash	1,325
Cash and foreign currency at beginning of period	630
Cash and foreign currency at end of period	$ 1,955
Supplemental cash flow information:
Cash paid during the period for interest expense on borrowings	$ 5,392

Reconcilation of restricted and unrestricted cash at the end of period to the statement of assets and liabilities:
Cash	$ 1,955
Foreign currency at value	— (a)
$ 1,955

(a) Amount is less than $500 (not in thousands).
See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Six Months Ended May 31, 2023 (Unaudited)	Year Ended November 30,
		2022	2021	2020	2019 (1)
PER SHARE DATA:
Net asset value, beginning of period	$ 7.52	$ 8.92	$ 9.31	$ 10.33	$ 11.01
Income (loss) from investment operations:
Net investment income (loss)(2)	0.06	0.19	0.22	0.25	0.24
Net realized and unrealized gain (loss)	(0.48)	(0.37)	0.35	(0.11)	0.52
Payment from affiliate	—	—	—	—	— (3)
Total from investment operations	(0.42)	(0.18)	0.57	0.14	0.76
Dividends and Distributions to Shareholders:
Net investment income	(0.48)	(0.47)	(0.24)	(0.27)	(0.31)
Return of capital	—	(0.49)	(0.72)	(0.89)	(1.13)
Total dividends and distributions to shareholders	(0.48)	(0.96)	(0.96)	(1.16)	(1.44)
Fund Share Transactions (Note 9)
Dilutive effect on net asset value as a result of rights offering(4)	—	(0.26)	—	—	—
Net asset value, end of period	$ 6.62	$ 7.52	$ 8.92	$ 9.31	$ 10.33
Market value, end of period(5)	$ 6.05	$ 6.95	$ 9.37	$ 8.41	$ 10.98
Total return, net asset value(6), (7)	(5.22)%	(1.45)%	6.36%	3.25%	16.67%
Total return, market value(6), (7)	(6.28)%	(16.43)% (8)	23.68%	(12.25)%	41.67%
RATIOS/SUPPLEMENTAL DATA:
Ratio of net expenses after interest expense to average net assets(9), (10)	3.63%	2.26%	1.73%	2.05%	2.99% (11)
Ratio of total expenses after interest expense to average net assets(9), (10)	3.63%	2.26%	1.73%	2.05%	2.99% (11)
Ratio of net investment income (loss) to average net assets(9)	1.80%	2.30%	2.34%	2.73%	2.20% (11)
Portfolio turnover rate(6)	17%	47%	44%	46%	110% (12)
Net assets, end of period (000’s)	$454,067	$515,679	$426,461	$441,552	$487,899
Borrowings, end of period (000’s)	$207,000	$207,000	$159,750	$159,750	$184,750
Asset coverage, per $1,000 principal amount of borrowings(13)	$ 3,194	$ 3,491	$ 3,670	$ 3,764	$ 3,641

See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Year Ended November 30, 2018(1)

PER SHARE DATA:
Net asset value, beginning of period	$ 13.98
Income (loss) from investment operations:
Net investment income (loss)(2)	0.34
Net realized and unrealized gain (loss)	(1.81)
Total from investment operations	(1.47)
Dividends and Distributions to Shareholders:
Net investment income	(0.31)
Net realized gains	(0.09)
Return of capital	(1.10)
Total dividends and distributions to shareholders	(1.50)
Fund Share Transactions (Note 9)
Dilutive effect on net asset value as a result of rights offering(4)	—
Net asset value, end of period	$ 11.01
Market value, end of period(5)	$ 9.64
Total return, net asset value(6), (7)	(10.17)%
Total return, market value(6), (7)	(17.51)%
RATIOS/SUPPLEMENTAL DATA:
Ratio of net expenses after interest expense to average net assets(9), (10)	2.61%
Ratio of total expenses after interest expense to average net assets(9), (10)	2.70%
Ratio of net investment income (loss) to average net assets(9)	2.75%
Portfolio turnover rate(6)	46%
Net assets, end of period (000’s)	$227,954
Borrowings, end of period (000’s)	$ 84,250
Asset coverage, per $1,000 principal amount of borrowings(13)	$ 3,706

(1)	On November 18, 2019, Virtus Total Return Inc. (ZF) was reorganized into the Fund. The net asset values and other per share information for periods prior to the reorganization on November 18, 2019 were revised to reflect the share conversion ratio from the reorganization of 1.039518.
(2)	Calculated using average shares outstanding.
(3)	Amount is less than $0.005 per share.
(4)	Shares were sold at a 5% discount from a 5-day average market price from 9/12/22 to 9/16/22.
(5)	Closing Price – New York Stock Exchange.
(6)	Not annualized for periods less than one year.
(7)	Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning and ending values.
(8)	Total return on market value includes the dilutive effect of the 2022 rights offering. Without this effect, the total market return would have been (16.12%).
(9)	Annualized for periods less than one year.
(10)	Ratio of total expenses, before interest expense on borrowings, was 1.31% for the six months ended May 31, 2023, and 1.32%, 1.34%, 1.38%, 1.79% and 1.63% for the years ended November 30, 2022, 2021, 2020, 2019 and 2018, respectively.
See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND INC.
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(11)	The Fund incurred certain non-recurring merger costs in 2019. When excluding these costs, the ratio of total expenses after interest expense and before expense waivers to average net assets would be 2.83%, the ratio of net expenses to average net assets would be 2.83% and the ratio of net investment income (loss) to average net assets would be 2.36%.
(12)	Portfolio turnover increased due to repositioning of the portfolio related to the reorganization on November 18, 2019.
(13)	Represents value of net assets plus the borrowings at the end of the period divided by the borrowings at the end of the period multiplied by $1,000.
See Notes to Financial Statements

VIRTUS TOTAL RETURN FUND  INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2023
Note 1. Organization
Virtus Total Return Fund Inc. (the “Fund”) is a closed-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was incorporated under the laws of the State of Maryland on July 21, 1988. The Fund’s investment objectives are outlined in the Manager’s Discussion of Fund Performance pages.
Note 2. Significant Accounting Policies
The Fund is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund’s Board of Directors has designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•     Level 1 –  quoted prices in active markets for identical securities (security types generally include listed equities).
•     Level 2 –  prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•     Level 3 –  prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For

VIRTUS TOTAL RETURN FUND  INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2023
example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective

VIRTUS TOTAL RETURN FUND  INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2023
interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method.
Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
It is the Fund’s intention to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income and capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. The Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
The Fund has a Managed Distribution Plan which currently provides for the Fund to make a monthly distribution of $0.08 per share. Distributions may represent earnings from net investment income, realized capital gains, or, if necessary, return of capital. Shareholders should not draw any conclusions about the Fund’s investment performance from the terms of the Fund’s Managed Distribution Plan.
E.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss

VIRTUS TOTAL RETURN FUND  INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2023
resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Fund bifurcates that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
F.	Payment-In-Kind Securities
The Fund may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
G.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
The Fund may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by the Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and forward commitment securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
H.	Leveraged Loans
The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

VIRTUS TOTAL RETURN FUND  INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2023
The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
The Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
I.	Expenses
Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to the Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
J.	Cash and Cash Equivalents
Cash and cash equivalents include deposits held at financial institutions, which are available for the Fund’s use with no restrictions, and are inclusive of dollar denominated and foreign currency.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Fund. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadvisers.
As compensation for its services to the Fund, the Adviser receives a fee at an annual rate of 0.70% of the Fund’s average daily Managed Assets, which is calculated daily and paid monthly. “Managed Assets” is defined as the value of the total assets of the Fund

VIRTUS TOTAL RETURN FUND  INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2023
minus the sum of all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings or other indebtedness, entered into for the purpose of leverage).
B.	Subadvisers
Duff & Phelps Investment Management Co., an indirect, wholly-owned subsidiary of Virtus, is the subadviser of the equity portion of the Fund’s portfolio. Newfleet Asset Management, a division of Virtus Fixed Income Advisers, LLC, an indirect, wholly-owned subsidiary of Virtus, the subadviser of the fixed income portion of the Fund’s portfolio. For the period, these two subadvisers were, in the aggregate, responsible for the day-to-day portfolio management of the Fund for which they were each paid a fee by the Adviser.
C.	Administration Services
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as administrator to the Fund. For the services provided by the administrator under the Administration Agreement, the Fund pays the administrator an asset-based fee calculated on the Fund’s average daily Managed Assets. This fee is calculated daily and paid monthly.
For the six months ended May 31, 2023, the Fund incurred administration fees totaling $348 which are included in the Statement of Operations within the line item “Administration and accounting fees.”
D.	Directors’ Fees
For the six months ended May 31, 2023, the Fund incurred Directors’ fees totaling $56 which are included in the Statement of Operations within the line item “Directors’ fees and expenses.”
E.	Investments with Affiliates
The Fund is permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the six months ended May 31, 2023, the Fund did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
F.	Director Deferred Compensation Plan
The Fund provides a deferred compensation plan for its Directors who receive compensation from the Fund. Under the deferred compensation plan, Directors may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Directors. Investments in such instruments are included in “Prepaid expenses and other assets” in the Statement of Assets and Liabilities at May 31, 2023.

VIRTUS TOTAL RETURN FUND  INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2023
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, and short-term securities) during the six months ended May 31, 2023, were as follows:
Purchases	Sales
$96,971	$122,754
Purchases and sales of long-term U.S. government and agency securities during the six months ended May 31, 2023, were as follows:
Purchases	Sales
$20,073	$18,831
Note 5. Federal Income Tax Information
($ reported in thousands)
At May 31, 2023, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$693,858	$17,588	$(53,218)	$(35,630)
Note 6. Credit and Market Risk and Asset Concentration
In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs are expected to continue until June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021. On April 3, 2023, the FCA announced its decision to require LIBOR’s administrator to continue to publish the 1-month, 3-month, and 6-month U.S. dollar settings under an unrepresentative synthetic methodology until September 30, 2024. On March 15, 2022, the Adjustable Interest Act (LIBOR) Act (the “LIBOR Act”) was enacted into law which directs the Federal Reserve Board, as a fallback mechanism, to identify benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. On December 16, 2022, the Federal Reserve adopted regulations implementing the LIBOR Act. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Fund. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not

VIRTUS TOTAL RETURN FUND  INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2023
completed in a timely manner. It remains uncertain the effects such changes will have on the Fund, issuers of instruments in which the Fund invests, and the financial markets generally.
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of the Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of the Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance.
Sanctions threatened or imposed may result in a decline in the value and liquidity of the Fund’s assets. The securities of the Fund may be deemed to have a zero value. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling

VIRTUS TOTAL RETURN FUND  INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2023
activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that the Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.
The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objectives. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
The Fund borrows through its line of credit for the purpose of leveraging its portfolio. While leverage presents opportunities for increasing the Fund’s total return, it also has the effect of potentially increasing losses. Accordingly, any event which adversely affects the value of an investment held by the Fund would be magnified to the extent the Fund is leveraged.
At May 31, 2023, the Fund held securities issued by various companies in specific sectors as detailed below:
Sector	Percentage of Total Investments
Utilities	36%
Note 7. Borrowings
($ reported in thousands)
Effective December 17, 2020, the Fund entered into a Master Margin Loan Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank, up to a limit of $235,000 (the “Commitment Amount”). Cash borrowings under the Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account. Interest is charged at the Overnight Bank Funding Rate plus an additional percentage rate on the amount borrowed, and commitment fees are charged on the undrawn balance, if less than 75% of the Commitment Amount is borrowed at a given time. For the six months ended May 31, 2023, the Fund had average borrowings of $207,000 with an average interest rate of 5.41%. For the same period, the interest expense and commitment fees related to the borrowings amounted to $5,664 and $—(1) respectively, and are included within the “Interest expense on borrowings” line on the Statement of Operations.

VIRTUS TOTAL RETURN FUND  INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2023
At May 31, 2023, the amount of outstanding borrowings was as follows:
Outstanding Borrowings	Interest Rate
$207,000	5.89%
(1) Amount is less than $500 (not in thousands).
Note 8.  Indemnifications
Under the Fund’s organizational documents, its Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.
Note 9. Capital Transactions
At May 31, 2023, the Fund had one class of common stock, par value $0.001 per share, of which 500,000,000 shares are authorized and 68,578,328 shares are outstanding.
In a non-transferable rights offering ended September 16, 2022, shareholders exercised rights to purchase 20,311,323 shares of common stock at an offering price of $6.96 per share for proceeds, net of estimated expenses, of $140,617,000.
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At May 31, 2023, the Fund did not hold any securities that were restricted.
Note 11. Regulatory Matters and Litigation
From time to time, the Fund, the Adviser, the subadvisers, and/or their respective affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, and laws and regulations affecting their activities. At this time, the Fund and the Adviser believe that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.
Note 12. Recent Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension

VIRTUS TOTAL RETURN FUND  INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2023
of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, the FASB issued ASU 2022-06 to defer the sunset date of ASC 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2020-06, but does not believe there will be a material impact.
Note 13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

CERTIFICATION
The Fund files the required annual Chief Executive Officer (“CEO”) certification regarding compliance with the NYSE’s listing standards no more than 30 days after each annual shareholder meeting for the Fund. The Fund has included the certifications of the Fund’s CEO and Principal Financial Officer required by Section 302 of the Sarbanes-Oxley Act in the Fund’s Form N-CSR filed with the SEC for the period of this report.
KEY INFORMATION
Shareholder Relations: 1-866-270-7788
For general information and literature, as well as updates on net asset value, share price, major industry groups and other key information.
REINVESTMENT PLAN
The Automatic Reinvestment and Cash Purchase Plan (the “Plan”) offers shareholders a convenient way to acquire additional shares of the Fund. Registered holders will be automatically placed in the Plan and may opt out by calling Shareholder Relations at the number listed above. If shares are held at a brokerage firm, contact your broker about participation in the Plan.
REPURCHASE OF SECURITIES
Notice is hereby given in accordance with Section 23(c) of the 1940 Act that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.
PROXY VOTING INFORMATION (FORM N-PX)
The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund’s Board. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-866-270-7788. This information is also available through the SEC’s website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form NPORT-P. Form NPORT-P is available on the SEC’s website at https://www.sec.gov.

Virtus Total Return Fund Inc.
Results of Annual Meeting of Shareholders (Unaudited)
The Annual Meeting of Shareholders of Virtus Total Return Fund Inc. was held on May 22, 2023. The meeting was held for purposes of electing four (4) nominees to the Board of Directors for a three-year term, or until a successor has been duly elected and qualified.The results were as follows:
Election of Directors	Votes For	Votes Withheld
Connie D. McDaniel	47,912,294.268	1,428,550.331
Geraldine M. McNamara	47,828,788.823	1,512,055.776
R. Keith Walton	47,920,932.018	1,419,912.581
Brian T. Zino	47,952,553.357	1,388,291.242
Based on the foregoing, Mses. McDaniel and McNamara and Messrs. Walton and Zino were re-elected to the Board of Directors. The Fund’s other Directors who continue in office are George R. Aylward*, Donald C. Burke, Sarah E. Cogan, Deborah A. DeCotis, F. Ford Drummond, Sidney E. Harris, John R. Mallin and Philip R. McLoughlin.
*Interested Director

VIRTUS TOTAL RETURN FUND INC.
101 Munson Street
Greenfield, MA 01301-9668
Board of Directors
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Philip R. McLoughlin, Chair
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Officers
George R. Aylward, President and Chief Executive Officer
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Administrator
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
Transfer Agent
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078
How to Contact Us
Shareholder Services	1-866-270-7788
Website	www.Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-866-270-7788.

Virtus Total Return Fund Inc.
c/o Computershare Investor Services
P.O. Box 43078
Providence, RI 02940-3078
For more information about
Virtus Closed-End Funds, please
contact us at 1-866-270-7788
or closedendfunds@virtus.com
or visit Virtus.com.
8524	07-23

(b)	Not applicable.

Item 2. Code of Ethics.

Response not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Response not required for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Response not required for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Response not required for semi-annual report.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Response not required for semi-annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Response not required for semi-annual report.

(b)

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1) Not applicable.

(a)(2)(2) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(c)

Copies of the Registrant’s notices to shareholders pursuant to Rule 19a-1 under the 1940 Act which accompanied distributions paid for the period ended May  31, 2023 pursuant to the Registrant’s Managed Distribution Plan are filed herewith as required by the terms of the Registrant’s exemptive order issued on November 17, 2008.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Total Return Fund Inc.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President and Chief Executive Officer
(principal executive officer)

Date 8/4/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President and Chief Executive Officer
(principal executive officer)

Date 8/4/23

By (Signature and Title)* /s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer, and Treasurer
(principal financial officer)

Date 8/4/23

* Print the name and title of each signing officer under his or her signature.